UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: March 31, 2011

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	125 High Street
		Oliver Tower, 20th Floor
		Boston, MA 02110

13F File Number:	028-07376

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Christopher Gelinas
Title:      Director of Compliance
Phone:	617-330-8810
Signature, Place, and date of signing:

Christopher Gelinas	Boston, MA  April 29, 2011

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total:	$138,692,000.00


List of Other Included Managers:		0

	No.	13F File Number	Name

             FORM 13F INFORMATION TABLE
                      TITLE                     VALUE  SHARES /  SH/  PUT/INVSTMOTHER  VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP      (x$1000PRN AMT   PRN  CALLDSCRETMANAGERSOLE    SHAREDNONE
"---------------------"--------------"----------"------"---------"----"---"-----"------"-------"-----"----
AEGON N V             NY REG SH       007924103  1365    182039   SH       SOLE         182039   0     0
ALCATEL-LUCENT ADR    SP ADR          013904305  1025    176526   SH       SOLE         176526   0     0
ASTRAZENECA ADR       SP ADR          046353108  1186    25736    SH       SOLE         25736    0     0
CAMECO CORP           COM             13321L108  20711   689460   SH       SOLE         689460   0     0
CANON ADR             ADR             138006309  1666    38439    SH       SOLE         38439    0     0
CREDIT SUISSE ADR     SP ADR          225401108  1491    35038    SH       SOLE         35038    0     0
ENI ADR               SP ADR          26874R108  2379    48428    SH       SOLE         48428    0     0
ERICSSON ADR          ADR B SEK 10    294821608  1827    142089   SH       SOLE         142089   0     0
FRANCE TEL ADR        SP ADR          35177Q105  1115    49577    SH       SOLE         49577    0     0
GLAXOSMTHKLINE ADR    SP ADR          37733W105  2529    65866    SH       SOLE         65866    0     0
GOLDCORP              COM             380956409  29541   593195   SH       SOLE         593195   0     0
GRUPO TV              SP ADR REP ORD  40049J206  1860    75838    SH       SOLE         75838    0     0
INFOSYS TECH          SP ADR          456788108  2360    32917    SH       SOLE         32917    0     0
ING GROEP NV          SP ADR          456837103  2203    173346   SH       SOLE         173346   0     0
KINROSS GOLD CORP     COM NO PAR      496902404  9017    572549   SH       SOLE         572549   0     0
KUBOTA CORP ADR       ADR             501173207  2204    46802    SH       SOLE         46802    0     0
LLOYDS TSB GROUP      SP ADR          539439109  1561    421894   SH       SOLE         421894   0     0
MITSUBISHI UFJ ADR    SP ADR          606822104  1116    242664   SH       SOLE         242664   0     0
NATIONAL BK GREECE ADRSP ADR          633643408   265    149869   SH       SOLE         149869   0     0
NOKIA CORP            SP ADR          654902204   923    108548   SH       SOLE         108548   0     0
NOMURA HLDGS          SP ADR          65535H208   753    144931   SH       SOLE         144931   0     0
NOVO-NORDISK AS       ADR             670100205  2978    23783    SH       SOLE         23783    0     0
ORIX CORP             SP ADR          686330101  1677    36014    SH       SOLE         36014    0     0
POTASH CORP           COM             73755L107   747    12685    SH       SOLE         12685    0     0
PRUDENTIAL            ADR             74435K204  1583    69678    SH       SOLE         69678    0     0
REPSOL YPF            SP ADR          76026T205  4057    118269   SH       SOLE         118269   0     0
ROYAL DUTCH SHELL     SP ADR B        780259107  1778    24281    SH       SOLE         24281    0     0
ROYAL DUTCH SHELL     SP ADR A        780259206  3062    42026    SH       SOLE         42026    0     0
SANOFI-AVENTIS        SP ADR          80105N105  1373    38986    SH       SOLE         38986    0     0
SAP AG                SP ADR          803054204  5069    82620    SH       SOLE         82620    0     0
SIEMENS AG            SP ADR          826197501  4990    36338    SH       SOLE         36338    0     0
SONY CORP             ADR NEW         835699307  9316    292687   SH       SOLE         292687   0     0
STATOIL ASA           SP ADR          85771P102  1728    62524    SH       SOLE         62524    0     0
TAIWAN SEMI           SP ADR          874039100   576    47361    SH       SOLE         47361    0     0
TELEFONICA            SP ADR          879382208  1805    71576    SH       SOLE         71576    0     0
TOYOTA MOTOR ADR      SP ADR REP2COM  892331307  2189    27287    SH       SOLE         27287    0     0
UNILEVER              N Y SHS NEW     904784709  1762    56193    SH       SOLE         56193    0     0
VEOLIA ENVIRONMENT    SP ADR          92334N103   414    13314    SH       SOLE         13314    0     0
DEUTSCHE BANK AG      NAMEN AKT       D18190898  1857    31446    SH       SOLE         31446    0     0
SINA CORP             ORD             G81477104  4634    43300    SH       SOLE         43300    0     0